Consolidated Cash Flow Statement (Parenthetical) $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Statement of cash flows [abstract]
Capital increase	[1]	$ 19.3	$ 331.7	$ 92.7
Amount of non cash share issue		$ 17.0	$ 319.2	$ 86.5
Number of vessels acquired | vessel		1	19	5

[1]	3) Please refer to Note 17 for further information on capital increases during the year.